Pledged Assets	12 Months Ended
Dec. 31, 2018
Pledged Assets [Abstract]
Pledged Assets

8.  Pledged Assets

The Bank must maintain sufficient qualifying collateral with the FHLB in order to secure borrowings. Therefore, a Master Collateral Agreement has been entered into which pledges all mortgage related assets as collateral for future borrowings. Mortgage related assets could include loans or investment securities. As of December 31, 2018, the amount of loans included in qualifying collateral was $261,442,000, for a lending value of $187,818,000. As of December 31, 2017, the amount of loans included in qualifying collateral was $224,561,000, for a lending value of $163,181,000.  No investment securities are included in qualifying collateral as of December 31, 2018 or 2017.